UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ];               Amendment Number:
       This Amendment (Check only one):         [ ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Courage Miller Partners, LLC
       101 W. Main Street, Suite 720
       Norfolk, Virginia 23510

Form 13F File Number:  28-14916

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey Miller
Title: Member
Phone: 757-390-3100

Signature, Place, and Date of Signing:

  Jeffrey Miller           Norfolk, Virginia          August 9, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Correction of values.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               36
                                                  -----------------------

Form 13F Information Table Value Total:           89486 (x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Apple Inc                            STOCK   37833100         288      493SH               SOLE                                493
Central Fd of Canada Ltd             CL A   153501101        1426    72072SH               SOLE                              72072
Charles Schwab Intl Small Cap Eqty   ETF    808524888        3470   143987SH               SOLE                             143987
Charles Schwab Short Term US Treas   ETF    808524862        4602    91209SH               SOLE                              91209
CurrencyShares Jap Yen Trst          ETF    23130A102        1588    12925SH               SOLE                              12925
CurrencyShares Swiss Franc Trst      ETF    23129V109        1516    14609SH               SOLE                              14609
iShares 1-3 Year Credit Bd Fd        ETF    464288646        8019    76592SH               SOLE                              76592
iShares Barclays Aggr Bd Fd          ETF    464287226        6770    60827SH               SOLE                              60827
iShares Barclays Intrmd Crd Bd Fd    ETF    464288638        6330    57912SH               SOLE                              57912
iShares Barclays TIPS Bond Fd        ETF    464287176        1319    11022SH               SOLE                              11022
iShares Cohen Steer Rlty Maj Idx Fd  ETF    464287564        2232    28384SH               SOLE                              28384
iShares FTSE NAREIT RdtlPlusCapIdx   ETF    464288562        2173    45183SH               SOLE                              45183
iShares Gold Trust                   ETF    464285105        4153   266965SH               SOLE                             266965
iShares iBoxx Hi Yld Corp Bd Fd      ETF    464288513         360     3949SH               SOLE                               3949
iShares Morningstr Lrg Grwth Idx Fd  ETF    464287119        2911    39437SH               SOLE                              39437
iShares Morningstr Lrg Val Idx Fd    ETF    464288109        2857    46500SH               SOLE                              46500
iShares Morningstr Mid Grwth Idx Fd  ETF    464288307        2442    24181SH               SOLE                              24181
iShares Morningstr Mid Val Idx Fd    ETF    464288406        2421    32055SH               SOLE                              32055
iShares Morningstr Sm Grwth Idx Fd   ETF    464288604        2067    22929SH               SOLE                              22929
iShares Morningstr Sm Val Idx Fd     ETF    464288703        2064    24329SH               SOLE                              24329
iShares S&P 500 Growth Index         ETF    464287309        2354    32026SH               SOLE                              32026
iShares S&P Aggressive Allocatn Fd   ETF    464289859         388    11114SH               SOLE                              11114
iShares S&P NAmer Nat Res Sc Idx Fd  ETF    464287374        1831    51722SH               SOLE                              51722
iShares S&P Citigrp Yr Intl Tr Bd Fd ETF    464288125         240     2538SH               SOLE                               2538
iShares S&P  Smallcap 600 Grwth Idx  ETF    464287887        1288    15966SH               SOLE                              15966
iShares Silver Trust                 ETF    46428Q109        1857    69701SH               SOLE                              69701
PIMCO 1-5 Year US TIPS Idx Fd        ETF    72201R205        5685   106567SH               SOLE                             106567
Rydex CurrencyShares Euro Curr       ETF    23130C108        1486    11806SH               SOLE                              11806
SPDR Barclays Cap Sh Term Int Tr Bd  ETF    78464A334        4295   120658SH               SOLE                             120658
SPDR Dow Jones Industl Averg         ETF    252787106         201     1566SH               SOLE                               1566
Vanguard FTSE All Wrld EX US Idx Fd  ETF    922042775        4505   109944SH               SOLE                             109944
Vanguard Large Cap ETF               ETF    922908637        1103    17773SH               SOLE                              17773
Vanguard MSCI Emerg Mkts  ETF        ETF    922042858        2153    53923SH               SOLE                              53923
Vanguard Pacific Stock Idx Fd        ETF    922042866        1263    25203SH               SOLE                              25203
Vanguard Total Stock Mrkt            ETF    922908769         330     4735SH               SOLE                               4735
Wisdom Tree Emerging Curr Fd         ETF    97717W133        1499    74324SH               SOLE                              74324

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